Taxation - Reconciliation of the effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Taxation
Profit before income tax	$ 21,610	$ 18,221	$ 40,696	$ 33,811
Tax calculated at the applicable tax rate	(3,241)	(2,277)	(6,104)	(4,226)
Effect of different tax rates in other countries	(19)	(47)	(14)	(79)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(157)	(558)	(522)	(645)
Tax effect of deductions under special tax regimes	2,181	2,041	4,211	3,432
Tax effect of tax losses brought forward	443	151	993	337
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(443)	(152)	(993)	(338)
Overseas tax in excess of credit claim used during the period	(428)	(754)	(911)	(1,401)
Underprovision of tax liability	(2)		(8)
Income tax expense	(1,666)	(1,596)	(3,348)	(2,920)
Tax liability	4,227	$ 1,832	4,227	$ 1,832	$ 1,832
Uncertainties and risks tax	$ 368		$ 368